Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses were comprised of the following:
	June 30,
	2013	2012
Accrued research	$210,696	$113,264
Accrued dividends payable	20,000	114,474
Accrued other	156,844	141,957
	$387,540	$369,695